Operating Profit - Operating Expenses (Details) - GBP (£) £ in Thousands		12 Months Ended
	Aug. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Analysis of income and expense [abstract]
Depreciation of owned property, plant and equipment		£ 4,795	£ 3,969	£ 3,266
Depreciation of assets held under finance leases		21	34	72
Depreciation of right-of-use assets		9,072	0	0
Impairment of non-current assets (tangibles and intangibles)		0	0	19
Amortisation of intangible assets		4,837	3,897	2,912
Net gain on disposal of property, plant and equipment		(11)	(23)	(5)
Gain on right of use assets disposals		(23)	0	0
Net gain on disposal of subsidiary		(2,215)	0	0
Gain on derecognition of right-of-use assets sub-leased		472	0	0
Research and development expenditure credit		(1,600)	(1,278)	(1,008)
Government grants		(670)	(819)	(1,633)
Share-based compensation		15,663	12,022	1,505
Discretionary EBT bonus		27,874	0	0
Expected credit loss allowance on trade receivables		3,200	8	437
Initial public offering expenses		0	1,055	4,537
Sarbanes-Oxley compliance readiness expenses		0	1,440	106
Secondary offering expenses		0	1,009	0
Operating lease costs, land and buildings		£ 1,053	£ 9,941	£ 8,444
Consideration paid (received)	£ 3,600